Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Revenue	$ 113,689	$ 130,376	$ 115,375
Cost of revenue:
Cost of revenue	75,125	101,376	97,542
Gross profit	38,564	29,000	17,833
Operating expenses:
Research and development	38,397	57,307	48,855
Sales and marketing	70,044	96,232	89,482
General and administrative	43,498	45,231	40,515
Total operating expenses	151,939	198,770	178,852
Loss from operations	(113,375)	(169,770)	(161,019)
Interest income and other income, net	9,761	10,171	3,291
Interest expense	(23,871)	(12,675)	(3,566)
Loss on extinguishment of term loan	0	0	(1,367)
Loss before provision for income taxes	(127,485)	(172,274)	(162,661)
Provision for income taxes	491	523	295
Net loss	$ (127,976)	$ (172,797)	$ (162,956)
Net loss per share, basic	$ (2.46)	$ (3.48)	$ (3.38)
Net loss per share, diluted	$ (2.46)	$ (3.48)	$ (3.38)
Shares used in computing net loss per share, basic	51,951	49,588	48,161
Shares used in computing net loss per share, diluted	51,951	49,588	48,161
Product Revenue
Revenue:
Revenue	$ 80,977	$ 103,537	$ 93,388
Cost of revenue:
Cost of revenue	46,449	74,454	82,510
Service and Other Revenue
Revenue:
Revenue	32,712	26,839	21,987
Cost of revenue:
Cost of revenue	$ 28,676	$ 26,922	$ 15,032